Post-retirement defined benefit schemes - Movements (Details) £ in Millions	6 Months Ended
Jun. 30, 2018 GBP (£)
Post-retirement defined benefit schemes
Beginning balance	£ 365
Income statement charge	(271)
Employer contributions	317
Remeasurement	908
Ending balance	£ 1,319